Fair Value Measurements (Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,908
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	183
(Level 3) Significant Unobservable Inputs [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	1,908
Valuation techniques	Appraisals (1)	[1]
Unobservable input	Liquidation expenses (2)	[1]
(Level 3) Significant Unobservable Inputs [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 183
Valuation techniques	Appraisals (1)	[2]
Unobservable input	Liquidation expenses (2)	[2]
Fair Value Inputs, Discount Rate	6.00%
Maximum [Member] | (Level 3) Significant Unobservable Inputs [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	5.67%
Minimum [Member] | (Level 3) Significant Unobservable Inputs [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	4.02%
Weighted Average [Member] | (Level 3) Significant Unobservable Inputs [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	4.84%
Weighted Average [Member] | (Level 3) Significant Unobservable Inputs [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	6.00%

[1]	(Dollars in thousands)September 30, 2014Fair value estimateValuation techniquesUnobservable inputRangeWeighted averageImpaired loans$1,908Appraisals (1)Liquidation expenses (2)4.02% to 5.67%4.84%Other real estate owned183Appraisals (1)Liquidation expenses (2)6.00%6.00%Fair value is generally determined through discounted independent appraisals of the underlying collateral less any loan related liquidation expenses.
[2]	Includes estimated liquidation expenses by borrower.